T. ROWE PRICE TOTAL RETURN ETF

August 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 14.8%
Car Loan 4.3%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	141	143
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	171	173
ARI Fleet Lease Trust, Series 2025-A, Class B, 4.70%, 1/17/34 (1)	1,000	1,009
Avis Budget Rental Car Funding AESOP, Series 2022-5A, Class C, 6.24%, 4/20/27 (1)	100	100
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	100	101
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class D, 7.26%, 10/20/27 (1)	205	206
Avis Budget Rental Car Funding AESOP, Series 2023-3A, Class D, 7.32%, 2/20/28 (1)	115	116
Avis Budget Rental Car Funding AESOP, Series 2024-3A, Class B, 5.58%, 12/20/30 (1)	360	370
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 5.648%, 12/26/31 (1)	122	123
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	177
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	194
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	87
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	94
CarMax Auto Owner Trust, Series 2024-3, Class D, 5.67%, 1/15/31	40	41
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30	40	41
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 1/15/30	175	179
CarMax Select Receivables Trust, Series 2025-A, Class B, 5.01%, 9/16/30	1,400	1,419
Carvana Auto Receivables Trust, Series 2021-P1, Class D, 1.82%, 12/10/27	95	93
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	15	15
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	29
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	740	746
Carvana Auto Receivables Trust, Series 2023-N3, Class B, 6.45%, 5/10/28 (1)	455	458
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	55	56
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	153
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	60	61
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	80	82
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	310	311
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	585	590
Carvana Auto Receivables Trust, Series 2025-N1, Class B, 5.05%, 5/12/31 (1)	1,177	1,187
Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.34%, 8/11/31	1,340	1,369
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	476	479
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	101
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%, 9/20/29 (1)	215	217
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	5	5
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92%, 9/17/29	780	788
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	190	191
Exeter Automobile Receivables Trust, Series 2025-4A, Class C, 4.57%, 6/16/31	685	688
Exeter Select Automobile Receivables Trust, Series 2025-2, Class B, 4.63%, 11/17/31	180	182
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, 12/15/31	435	439
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	1,420	1,435
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	25

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	545	547
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	475	480
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	101
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class C, 4.88%, 3/15/29 (1)	800	804
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class C, 4.96%, 3/15/30 (1)	820	829
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	134	135
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	168	169
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	807	812
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29 (1)	15	15
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 4/25/29 (1)	25	25
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	150	151
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.622%, 6/15/32 (1)	194	196
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	500	502
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	20	20
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	43	43
Santander Drive Auto Receivables Trust, Series 2025-2, Class B, 4.87%, 5/15/31	675	683
Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, 5/15/31	675	686
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	705	713
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	48	49
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	174
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.20%, 10/20/32 (1)	385	394
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	610	618
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	76	77
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	775	781
Wheels Fleet Lease Funding 1, Series 2025-1A, Class C, 5.08%, 1/18/40 (1)	840	852
		24,174
Other Asset-Backed Securities 10.5%
AMSR Trust, Series 2020-SFR5, Class A, 1.379%, 11/17/37 (1)	155	154
AMSR Trust, Series 2021-SFR2, Class C, 1.877%, 8/17/38 (1)	1,445	1,400
AMSR Trust, Series 2021-SFR2, Class A, 1.527%, 8/17/38 (1)	474	460
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,785	1,732

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	100
Amur Equipment Finance Receivables XI, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	34	35
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	143
ARES LX CLO, Series 2021-60A, Class C, FRN, 3M TSFR + 2.21%, 6.541%, 7/18/34 (1)	1,500	1,503
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	100	102
Bain Capital Credit, Series 2022-3A, Class BR, FRN, 3M TSFR + 1.63%, 5.952%, 7/17/35 (1)	780	780
Barings CLO, Series 2021-3A, Class B1R, FRN, 3M TSFR + 1.63%, 5.959%, 1/18/35 (1)	1,150	1,151
Barings CLO, Series 2022-4A, Class A1R, FRN, 3M TSFR + 1.36%, 5.685%, 10/20/37 (1)	1,085	1,088
Battalion CLO XII, Series 2018-12A, Class BRR, FRN, 3M TSFR + 1.20%, 5.385%, 5/17/31 (1)	280	280
Battalion CLO XII, Series 2018-12A, Class CRR, FRN, 3M TSFR + 1.55%, 5.735%, 5/17/31 (1)	305	305
Battalion CLO XV, Series 2020-15A, Class CR, FRN, 3M TSFR + 1.90%, 6.222%, 1/17/33 (1)	250	250
Battalion CLO XV, Series 2020-15A, Class BR, FRN, 3M TSFR + 1.50%, 5.822%, 1/17/33 (1)	1,000	998
Benefit Street Partners CLO, Series 2015-6BR, Class A1R, FRN, 3M TSFR + 1.18%, 5.505%, 4/20/38 (1)	1,340	1,339
Benefit Street Partners CLO, Series 2021-23A, Class B1R, FRN, 3M TSFR + 1.55%, 5.868%, 4/25/34 (1)	250	249
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	210	211
CCG Receivables Trust, Series 2025-1, Class C, 4.89%, 10/14/32 (1)	500	507
Chenango Park CLO, Series 2018-1A, Class BR, FRN, 3M TSFR + 1.80%, 6.118%, 4/15/30 (1)	1,235	1,236
CIFC Funding, Series 2013-4A, Class DR2, FRN, 3M TSFR + 1.90%, 6.214%, 4/27/31 (1)	835	836
CIFC Funding, Series 2016-1A, Class D1R3, FRN, 3M TSFR + 2.30%, 6.625%, 10/21/31 (1)	250	245
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	76	76
Clarus Capital Funding, Series 2024-1A, Class B, 4.79%, 8/20/32 (1)	100	100
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	32
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.555%, 10/20/31 (1)	87	87
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	225	221
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	102
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30 (1)	1,610	1,638
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	100	101
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (1)	100	101
Dext ABS, Series 2025-1, Class C, 5.39%, 8/15/35 (1)	1,340	1,365
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	55	56
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	67
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	40
Driven Brands Funding, Series 2019-1A, Class A2, 4.641%, 4/20/49 (1)	639	637
Dryden 93 CLO, Series 2021-93A, Class BR, FRN, 3M TSFR + 1.70%, 6.018%, 1/15/38 (1)	250	251

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	54	56
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	54	56
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	125	125
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	290	288
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/37 (1)	505	501
FirstKey Homes Trust, Series 2020-SFR2, Class C, 1.667%, 10/19/37 (1)	340	337
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	1,353	1,349
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	49	49
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1)	215	225
Frontier Issuer, Series 2024-1, Class A2, 6.19%, 6/20/54 (1)	625	646
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1)	1,230	1,386
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	793	761
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	197	183
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	100	103
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	75	76
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	165	164
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	143	141
HPEFS Equipment Trust, Series 2023-1A, Class B, 5.73%, 4/20/28 (1)	100	100
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	102
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	206
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,600	1,623
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (1)	100	102
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%, 2/26/52 (1)	1,544	1,493
Jamestown CLO XV, Series 2020-15A, Class A1R, FRN, 3M TSFR + 1.37%, 5.688%, 7/15/35 (1)	250	250
KKR CLO 43, Series 2022-43A, Class BR, FRN, 3M TSFR + 2.50%, 6.818%, 1/15/36 (1)	300	301
Madison Park Funding, Series 2019-35A, Class CR, FRN, 3M TSFR + 2.16%, 6.487%, 4/20/32 (1)	255	256
Madison Park Funding LX, Series 2022-60A, Class BR, FRN, 3M TSFR + 1.75%, 6.068%, 10/25/37 (1)	315	317
Madison Park Funding LXI, Series 2023-61A, Class B, FRN, 3M TSFR + 2.40%, 6.725%, 1/20/37 (1)	1,400	1,408
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 6.375%, 10/20/29 (1)	1,625	1,626
Madison Park Funding XXX, Series 2018-30A, Class BR, FRN, 3M TSFR + 1.75%, 6.068%, 7/16/37 (1)	700	704
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	96
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	52	52
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	42	44
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	42	43
Neuberger Berman Loan Advisers CLO 43, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 5.372%, 7/17/36 (1)	1,380	1,376
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	1,307	1,318
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	390	391

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.478%, 11/13/31 (1)	155	155
OCP CLO, Series 2017-13A, Class B1R2, FRN, 3M TSFR + 1.70%, 6.025%, 11/26/37 (1)	250	252
Octagon Investment Partners 47, Series 2020-1A, Class A2R2, FRN, 3M TSFR + 1.55%, 5.882%, 1/22/38 (1)	330	333
Octagon Investment Partners 47, Series 2020-1A, Class BR2, FRN, 3M TSFR + 1.70%, 6.032%, 1/22/38 (1)	325	326
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	17	17
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	102
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	1,043	1,055
OZLM Funding II, Series 2012-2A, Class BR4, FRN, 3M TSFR + 1.75%, 6.08%, 7/30/37 (1)	1,270	1,270
Palmer Square CLO, Series 2021-1A, Class A1AR, FRN, 3M TSFR + 1.15%, 5.475%, 4/20/38 (1)	1,335	1,335
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	335	337
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	55	55
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	102
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.382%, 10/17/38 (1)	638	621
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305%, 4/17/42 (1)	1,634	1,554
Rockford Tower CLO, Series 2022-2A, Class CR, FRN, 3M TSFR + 3.30%, 7.625%, 10/20/35 (1)	1,475	1,496
RR 34, Series 2024-34RA, Class A2AR, FRN, 3M TSFR + 1.70%, 6.018%, 10/15/39 (1)	250	250
SCF Equipment Leasing, Series 2024-1A, Class D, 6.58%, 6/21/33 (1)	125	132
SCF Equipment Trust, Series 20222-1A, Class B, 3.22%, 10/21/30 (1)	1,118	1,112
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	145	149
Shackleton CLO, Series 2019-14A, Class BRR, FRN, 3M TSFR + 1.55%, 5.875%, 7/20/34 (1)	1,010	1,011
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	57	58
Signal Peak CLO 5, Series 2018-5A, Class BR, FRN, 3M TSFR + 2.20%, 6.518%, 4/25/37 (1)	250	251
Sonic Capital, Series 2020-1A, Class A2I, 3.845%, 1/20/50 (1)	309	303
SOUND POINT CLO XXII, Series 2019-1A, Class BRR, FRN, 3M TSFR + 1.65%, 5.975%, 1/20/32 (1)	250	250
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.518%, 10/15/31 (1)	156	156
THL Credit Wind River CLO, Series 2019-3A, Class CR2, FRN, 3M TSFR + 2.00%, 6.318%, 4/15/31 (1)	190	190
TPIC SPV I, Series 2024-1A, Class A1, 7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $280 (2)(3)	273	273
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	99
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	751	735
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	100	100
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/40 (1)	155	157
Trinitas CLO VI, Series 2017-6A, Class ARRR, FRN, 3M TSFR + 1.33%, 5.648%, 1/25/34 (1)	1,100	1,101
Trinitas CLO VII, Series 2017-7A, Class A1R2, FRN, 3M TSFR + 1.06%, 5.378%, 1/25/35 (1)	1,000	999
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	98	99
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	79	81

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	665	668
Verizon Master Trust, Series 2025-3, Class C, 4.90%, 3/20/30	1,500	1,507
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.518%, 10/15/31 (1)	153	153
Zaxbys Funding, Series 2021-1A, Class A2, 3.238%, 7/30/51 (1)	1,248	1,175
		58,453
Student Loan 0.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	143
		143
Total Asset-Backed Securities (Cost $82,014)		82,770
BANK LOANS 6.2% (4)
FINANCIAL 0.0%
Financial Services 0.0%
Advisor Group, FRN, 1M TSFR + 3.00%, 7.316%, 7/30/32	140	140
		140
Total Financial		140
FINANCIAL INSTITUTIONS 1.3%
Brokerage Asset Managers Exchanges 0.2%
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 9.566%, 10/6/28	25	25
HighTower Holdings, FRN, 3M TSFR + 2.75%, 7.071%, 2/3/32	665	664
Jane Street Group, FRN, 3M TSFR + 2.00%, 6.199%, 12/15/31	262	262
RFS Opco, FRN, 3M TSFR + 4.75%, 9.06%, 4/4/31 (2)	20	20
RFS Opco, FRN, 3M TSFR + 4.75%, 9.046%, 4/4/31 (2)	35	34
RFS Opco, FRN, 3M TSFR + 0.00%, 4/4/31 (2)(5)	100	100
		1,105
Insurance 1.1%
Acrisure, FRN, 1M TSFR + 3.25%, 7.566%, 6/5/32	220	220
Alera Group, FRN, 1M TSFR + 3.25%, 7.566%, 5/30/32	145	146
Alera Group, FRN, 1M TSFR + 5.50%, 9.816%, 5/30/33	820	849
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.823%, 9/19/31	769	767
Asurion, FRN, 1M TSFR + 5.25%, 9.68%, 1/31/28	505	491
Asurion, FRN, 1M TSFR + 5.25%, 9.68%, 1/20/29 (6)	590	559
Asurion, FRN, 1M TSFR + 4.25%, 8.666%, 8/19/28	160	159
Asurion, B-13, FRN, 1M TSFR + 4.25%, 8.566%, 9/19/30	160	158
HUB International, FRN, 3M TSFR + 2.25%, 6.575%, 6/20/30	867	869
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 2.75%, 7.058%, 3/15/30	471	468
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.566%, 7/2/32	448	452
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 7/2/31 (6)	435	435
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.046%, 5/6/32	535	545
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 7.046%, 5/6/31	259	259
		6,377
Total Financial Institutions		7,482

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 4.6%
Basic Industry 0.1%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 7.066%, 8/18/30	297	297
PMHC II, FRN, 3M TSFR + 4.25%, 8.728%, 4/23/29	156	124
Qnity Electronics, FRN, 1M TSFR + 2.00%, 8/12/32 (6)	115	115
		536
Capital Goods 0.8%
Charter NEX US, FRN, 1M TSFR + 2.75%, 6.925%, 11/29/30	835	838
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.78%, 9/28/28	170	165
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 11.057%, 5/21/29	269	269
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 10.557%, 5/21/29	286	286
Filtration Group, FRN, 1M TSFR + 2.75%, 7.066%, 10/21/28	624	626
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.566%, 7/29/29	427	428
Madison Safety & Flow, FRN, 1M TSFR + 2.75%, 7.066%, 9/26/31	138	139
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 7.066%, 3/28/31	188	189
Pro Mach Group, FRN, 1M TSFR + 2.75%, 7.066%, 8/31/28	140	140
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 6.566%, 1/30/32	267	267
TK Elevator Midco GmbH, FRN, 6M TSFR + 3.00%, 7.197%, 4/30/30	467	469
TransDigm, FRN, 1M TSFR + 2.50%, 6.853%, 8/19/32	250	250
WEC US Holdings, FRN, 1M TSFR + 2.25%, 6.53%, 1/27/31	143	143
		4,209
Communications 0.7%
BCPE Pequod Buyer, FRN, 1M TSFR + 3.00%, 7.316%, 11/25/31	274	275
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 8.43%, 8/21/28	358	358
CMG Media, FRN, 3M TSFR + 3.50%, 7.896%, 6/18/29	337	323
Connect Finco, FRN, 1M TSFR + 4.50%, 8.816%, 9/27/29	164	162
CSC Holdings, FRN, 3M TSFR + 1.50%, 9.00%, 4/15/27	443	432
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.65%, 1/18/28	466	464
DirecTV Financing, FRN, 1M TSFR + 5.50%, 2/18/31 (6)	20	19
EW Scripps, FRN, 1M TSFR + 5.75%, 10.015%, 6/30/28	167	167
EW Scripps, FRN, 1M TSFR + 3.35%, 7.615%, 11/30/29	254	244
Level 3 Financing, FRN, 1M TSFR + 4.25%, 8.566%, 3/29/32	710	713
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.316%, 6/1/28	82	84
Radiate Holdco, FRN, 1M TSFR + 3.50%, 9.43%, 9/25/29 (1.50% PIK and 1M TSFR + 3.50% Cash)	179	146
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.87%, 12/31/29	120	108
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.195%, 2/19/30 (2)	164	146
ViaSat, FRN, 1M TSFR + 4.50%, 8.93%, 3/2/29	164	163
		3,804
Consumer Cyclical 0.4%
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 4/6/28 (6)	20	19
Boots Group Bidco, FRN, 3M TSFR + 3.50%, 7/17/32 (6)	75	75
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.566%, 2/6/30	144	143
Clarios Global, FRN, 1M TSFR + 2.75%, 7.066%, 1/28/32	390	390

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.296%, 9/10/31	130	130
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.291%, 9/10/31	65	65
EG America, FRN, 3M TSFR + 3.50%, 7.699%, 2/7/28	264	265
EOC Borrower, FRN, 1M TSFR + 3.00%, 7.316%, 3/24/32	240	240
IRB Holding, FRN, 1M TSFR + 2.50%, 6.816%, 12/15/27	228	228
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.546%, 8/1/30	122	118
PetSmart, FRN, 1M TSFR + 4.00%, 8.36%, 8/18/32	50	49
UFC Holdings, FRN, 3M TSFR + 2.25%, 6.465%, 11/21/31	149	149
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.816%, 1/30/31	286	285
		2,156
Consumer Non-Cyclical 0.5%
Bausch & Lomb, FRN, 1M TSFR + 4.25%, 8.566%, 1/15/31	653	653
Bausch Health, FRN, 1M TSFR + 6.25%, 10.566%, 10/8/30	455	448
LifePoint Health, FRN, 3M TSFR + 3.75%, 8.068%, 5/17/31	353	350
Medline Borrower, FRN, 1M TSFR + 2.00%, 6.316%, 10/21/28	185	185
Medline Borrower, FRN, 1M TSFR + 2.00%, 6.316%, 10/23/30	340	340
Opal Bidco, FRN, 6M TSFR + 3.25%, 7.435%, 4/28/32	655	658
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.822%, 4/16/32	175	157
Parexel International, FRN, 1M TSFR + 2.50%, 6.816%, 11/15/28	153	153
		2,944
Energy 0.2%
Brazos Delaware II, FRN, 1M TSFR + 2.50%, 6.723%, 2/11/30	128	128
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 6.15%, 2/11/30	816	816
Prairie ECI Acquiror, FRN, 1M TSFR + 3.75%, 8.066%, 8/1/29	154	155
		1,099
Health Care 0.0%
Loire Finco Luxembourg, FRN, 3M TSFR + 4.00%, 8.308%, 1/21/30	249	251
		251
Industrial Other 0.0%
Albion Financing 3, FRN, 3M TSFR + 3.00%, 7.215%, 5/1/31	259	260
		260
Technology 1.8%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.796%, 2/23/32	1,081	1,106
Applied Systems, FRN, 3M TSFR + 2.25%, 6.446%, 2/24/31	642	641
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.166%, 12/10/29	153	153
Ascend Learning, FRN, 1M TSFR + 3.00%, 7.316%, 12/11/28	179	179
Athenahealth Group, FRN, 1M TSFR + 2.75%, 7.066%, 2/15/29	276	276
Avalara, FRN, 3M TSFR + 3.25%, 7.546%, 3/26/32	455	458
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.483%, 3/21/31	169	169
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.483%, 8/13/32	420	421
Delta TopCo, FRN, 3M TSFR + 5.25%, 9.421%, 11/29/30	440	439
Ellucian Holdings, FRN, 1M TSFR + 2.75%, 7.066%, 10/9/29	234	235
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.066%, 11/22/32	446	458

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Epicor Software, FRN, 1M TSFR + 2.50%, 6.816%, 5/30/31	390	391
Icon Parent, FRN, 6M TSFR + 5.00%, 9.205%, 11/12/32	274	277
Instructure Holdings, FRN, 1M TSFR + 2.75%, 7.09%, 11/13/31	269	269
Kaseya, FRN, 1M TSFR + 3.25%, 7.566%, 3/20/32	264	265
Kaseya, FRN, 1M TSFR + 5.00%, 9.316%, 3/20/33	800	800
McAfee, FRN, 1M TSFR + 3.00%, 7.223%, 3/1/29	253	240
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 9.429%, 4/11/29 (6)	338	327
Neptune Bidco US, FRN, 3M TSFR + 9.75%, 14.179%, 10/11/29	167	165
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%, 9.296%, 5/9/33	905	901
QualityTech, FRN, 1M TSFR + 3.50%, 7.723%, 11/4/31 (2)	50	50
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.416%, 11/15/29	193	184
Sandisk, FRN, 1M TSFR + 3.00%, 7.341%, 2/20/32	459	457
Twitter, 9.50%, 10/26/29	265	260
UKG, FRN, 3M TSFR + 2.50%, 6.81%, 2/10/31	881	880
		10,001
Transportation 0.1%
American Airlines, FRN, 3M TSFR + 2.25%, 6.575%, 4/20/28	421	419
		419
Total Industrial		25,679
SOFTWARE 0.0%
Technology 0.0%
Disco Parent, FRN, 3M TSFR + 3.25%, 7.484%, 8/1/32 (2)	165	166
		166
Total Software		166
UTILITY 0.3%
Electric 0.3%
Alpha Generation, FRN, 1M TSFR + 2.00%, 6.316%, 9/30/31	144	144
Cogentrix Finance Holdco I, FRN, 3M TSFR + 2.25%, 6.565%, 2/26/32	170	170
Cornerstone Generation, FRN, 3M TSFR + 3.25%, 7.476%, 8/11/32 (6)	300	302
Edgewater Generation, FRN, 1M TSFR + 3.00%, 7.316%, 8/1/30	339	339
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.733%, 5/17/30	434	435
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.733%, 12/13/31	194	194
		1,584
Total Utility		1,584
Total Bank Loans (Cost $35,002)		35,051
BOND FUNDS 1.0%
Mutual Funds 1.0%

T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.53% (7)(8)	608	5,724
Total Bond Funds (Cost $5,746)		5,724

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CONVERTIBLE BONDS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Cable One Zero Coupon, 3/15/26	195	189
		189
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29	45	45
		45
Total Industrial		234
Total Convertible Bonds (Cost $231)		234
CONVERTIBLE PREFERRED STOCKS 0.1%
INDUSTRIAL 0.0%
Capital Goods 0.0
Boeing, 6.00%, 10/15/27	2	165
		165
Total Industrial		165
MISCELLANEOUS 0.1%
Miscellaneous 0.1
Acrisure, Series A-2 Acquisition Date: 5/20/25, Cost $400 (2)(3)(9)	17	400
		400
Total Miscellaneous		400
Total Convertible Preferred Stocks (Cost $524)		565
CORPORATE BONDS 18.5%
FINANCIAL INSTITUTIONS 5.8%
Banking 2.6%
Ally Financial, VR, 6.848%, 1/3/30 (10)	525	567
American Express, VR, 4.918%, 7/20/33 (10)	245	248
Bank of America, VR, 1.898%, 7/23/31 (10)	150	133
Bank of America, VR, 5.162%, 1/24/31 (10)	795	819
Bank of America, VR, 5.468%, 1/23/35 (10)	477	493
Bank of America, VR, 5.518%, 10/25/35 (10)	440	442
Barclays, VR, 5.367%, 2/25/31 (10)	525	542
Barclays, VR, 5.86%, 8/11/46 (10)	200	199
CaixaBank, VR, 4.885%, 7/3/31 (1)(10)	275	278
CaixaBank, VR, 5.581%, 7/3/36 (1)(10)	460	463
CaixaBank, VR, 6.037%, 6/15/35 (1)(10)	1,000	1,052
Capital One Financial, VR, 4.927%, 5/10/28 (10)	1,345	1,358
Citigroup, VR, 4.952%, 5/7/31 (10)	825	839
Citigroup, VR, 6.02%, 1/24/36 (10)	275	283
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(10)	1,000	921

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
HSBC Holdings, VR, 5.13%, 3/3/31 (10)	400	409
Morgan Stanley, VR, 5.32%, 7/19/35 (10)	135	137
PNC Financial Services Group, VR, 5.373%, 7/21/36 (10)	200	202
Societe Generale, VR, 2.797%, 1/19/28 (1)(10)	325	317
Societe Generale, VR, 5.50%, 4/13/29 (1)(10)	800	817
Societe Generale, VR, 6.691%, 1/10/34 (1)(10)	575	622
Societe Generale, 7.367%, 1/10/53 (1)	510	535
US Bancorp, VR, 4.967%, 7/22/33 (10)	142	141
Wells Fargo, VR, 2.572%, 2/11/31 (10)	115	106
Wells Fargo, VR, 5.013%, 4/4/51 (10)	890	800
Wells Fargo, VR, 5.15%, 4/23/31 (10)	1,390	1,429
Wells Fargo, VR, 6.491%, 10/23/34 (10)	410	450
		14,602
Brokerage Asset Managers Exchanges 0.4%
Hightower Holding, 9.125%, 1/31/30 (1)	355	380
Jane Street Group, 7.125%, 4/30/31 (1)	320	333
Jane Street Group / JSG Finance, 6.125%, 11/1/32 (1)	325	325
Jane Street Group / JSG Finance, 6.75%, 5/1/33 (1)	355	367
LPL Holdings, 5.15%, 6/15/30	530	541
LPL Holdings, 5.65%, 3/15/35	165	167
LPL Holdings, 5.75%, 6/15/35	166	168
Osaic Holdings, 6.75%, 8/1/32 (1)	95	96
Osaic Holdings, 8.00%, 8/1/33 (1)	180	182
		2,559
Finance Companies 0.5%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1)	150	151
Golub Capital Private Credit Fund, 5.875%, 5/1/30	858	869
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1)	400	397
Navient, 7.875%, 6/15/32 (11)	206	216
Navient, 9.375%, 7/25/30	500	546
Navient, 11.50%, 3/15/31	325	368
OneMain Finance, 7.50%, 5/15/31	45	47
SLM, 5.625%, 8/1/33 (11)	156	143
		2,737
Financial Other 0.4%
Aldar Properties PJSC, VR, 6.623%, 4/15/55 (10)	540	564
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29 (EUR)	540	602
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34	404	399
HAT Holdings I / HAT Holdings II, 3.75%, 9/15/30 (1)(11)	405	369
HAT Holdings I / HAT Holdings II, 8.00%, 6/15/27 (1)	40	42
Howard Hughes, 5.375%, 8/1/28 (1)	190	189
		2,165
Insurance 1.5%
Acrisure / Acrisure Finance, 7.50%, 11/6/30 (1)	25	26

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (1)	170	179
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	263	272
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.375%, 10/1/32 (1)(11)	835	860
Aspen Insurance Holdings, 5.75%, 7/1/30	255	265
Centene, 4.625%, 12/15/29	805	770
Five Corners Funding Trust II, 2.85%, 5/15/30 (1)	200	187
Fortitude Group Holdings, 6.25%, 4/1/30 (1)	420	436
GA Global Funding Trust, 5.50%, 4/1/32 (1)	700	716
Health Care Service, 5.875%, 6/15/54 (1)	565	536
HUB International, 7.25%, 6/15/30 (1)	540	564
HUB International, 7.375%, 1/31/32 (1)(11)	530	555
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	160	169
Jones DesLauriers Insurance Management, 10.50%, 12/15/30 (1)	530	562
Molina Healthcare, 3.875%, 5/15/32 (1)	135	121
Molina Healthcare, 6.25%, 1/15/33 (1)	175	176
Panther Escrow Issuer, 7.125%, 6/1/31 (1)	270	279
Reinsurance Group of America, 6.00%, 9/15/33	243	257
Reinsurance Group of America, VR, 6.65%, 9/15/55 (10)	250	254
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(10)	600	603
UnitedHealth Group, 5.30%, 6/15/35	265	271
UnitedHealth Group, 5.95%, 6/15/55	150	149
USI, 7.50%, 1/15/32 (1)	330	349
		8,556
Real Estate Investment Trusts 0.4%
Alexandria Real Estate Equities, 5.25%, 5/15/36	95	94
Brixmor Operating Partnership, 5.20%, 4/1/32 (11)	225	229
Kite Realty Group, 4.95%, 12/15/31	441	447
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	184
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	245	257
Realty Income, 5.125%, 4/15/35	155	156
Service Properties Trust, 8.625%, 11/15/31 (1)	480	510
Service Properties Trust, 8.875%, 6/15/32 (11)	175	180
		2,057
Total Financial Institutions		32,676
INDUSTRIAL 11.0%
Basic Industry 0.5%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	260	289
Carpenter Technology, 7.625%, 3/15/30	125	129
Celanese US Holdings, 6.879%, 7/15/32	425	438
IMCD, 3.625%, 4/30/30 (EUR)	500	590
South32 Treasury, 4.35%, 4/14/32 (1)	1,221	1,160
Steel Dynamics, 5.25%, 5/15/35	470	474
		3,080

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital Goods 0.8%
Amcor Flexibles North America, 5.10%, 3/17/30	205	210
Axon Enterprise, 6.125%, 3/15/30 (1)	140	144
Axon Enterprise, 6.25%, 3/15/33 (1)	270	278
Boeing, 3.75%, 2/1/50	142	101
Boeing, 6.858%, 5/1/54	952	1,045
Hexcel, 5.875%, 2/26/35	215	219
Holcim Finance US, 4.70%, 4/7/28 (1)	205	208
Holcim Finance US, 4.95%, 4/7/30 (1)	240	244
Quikrete Holdings, 6.375%, 3/1/32 (1)	250	257
Quikrete Holdings, 6.75%, 3/1/33 (1)	150	155
Regal Rexnord, 6.05%, 4/15/28	40	41
Regal Rexnord, 6.30%, 2/15/30	580	614
TransDigm, 6.25%, 1/31/34 (1)(11)	65	66
TransDigm, 6.75%, 1/31/34 (1)	155	160
TransDigm, 6.875%, 12/15/30 (1)	125	130
TransDigm, 7.125%, 12/1/31 (1)	370	385
		4,257
Communications 2.0%
Altice France, 5.50%, 10/15/29 (1)	200	171
AppLovin, 5.375%, 12/1/31	170	175
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1)(11)	270	270
CCO Holdings, 4.25%, 2/1/31 (1)	155	143
CCO Holdings, 4.50%, 6/1/33 (1)	300	267
CCO Holdings, 7.375%, 3/1/31 (1)	340	352
Cellnex Finance, 2.00%, 9/15/32 (EUR)	1,400	1,478
Charter Communications Operating, 2.80%, 4/1/31	655	591
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1)	105	106
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(11)	163	153
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1)	80	81
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(11)	160	155
CMG Media, 8.875%, 6/18/29 (1)(11)	335	311
Comcast, 2.887%, 11/1/51	755	454
Connect Finco / Connect US Finco, 9.00%, 9/15/29 (1)	200	208
CSC Holdings, 5.50%, 4/15/27 (1)(11)	200	193
CSC Holdings, 11.25%, 5/15/28 (1)	200	200
CSC Holdings, 11.75%, 1/31/29 (1)	200	183
Directv Financing, 8.875%, 2/1/30 (1)	135	134
DirecTV Financing, 10.00%, 2/15/31 (1)	170	169
DISH DBS, 5.25%, 12/1/26 (1)	320	310
DISH DBS, 5.75%, 12/1/28 (1)	255	240
DISH DBS, 7.375%, 7/1/28	96	87
DISH Network, 11.75%, 11/15/27 (1)	75	79
EchoStar, 10.75%, 11/30/29	620	667
EW Scripps, 9.875%, 8/15/30 (1)	280	263

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Gray Media, 9.625%, 7/15/32 (1)	270	271
Level 3 Financing, 4.50%, 4/1/30 (1)	170	152
Level 3 Financing, 6.875%, 6/30/33 (1)	135	136
Level 3 Financing, 7.00%, 3/31/34 (1)	390	391
Level 3 Financing, 10.75%, 12/15/30 (1)	57	65
Midas Opco Holdings, 5.625%, 8/15/29 (1)	175	168
NTT Finance, 5.171%, 7/16/32 (1)	200	204
NTT Finance, 5.502%, 7/16/35 (1)	310	317
SBA Tower Trust, 4.831%, 10/15/29 (1)	505	506
Scripps Escrow II, 3.875%, 1/15/29 (1)(11)	115	102
Sirius XM Radio, 4.00%, 7/15/28 (1)	5	5
Time Warner Cable, 6.55%, 5/1/37	740	765
Univision Communications, 8.50%, 7/31/31 (1)	115	118
Univision Communications, 9.375%, 8/1/32 (1)	120	126
VEON Holdings, 3.375%, 11/25/27	610	568
Viasat, 7.50%, 5/30/31 (1)(11)	105	98
		11,432
Consumer Cyclical 1.3%
Advance Auto Parts, 7.00%, 8/1/30 (1)	190	195
Advance Auto Parts, 7.375%, 8/1/33 (1)	190	195
Allied Universal Holdco, 7.875%, 2/15/31 (1)	262	275
Bath & Body Works, 6.75%, 7/1/36	125	128
Caesars Entertainment, 7.00%, 2/15/30 (1)	160	165
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(12)	229	260
CBRE Services, 4.80%, 6/15/30	265	269
Clarios Global / Clarios US Finance, 6.75%, 2/15/30 (1)	145	150
eG Global Finance, 12.00%, 11/30/28 (1)	200	221
Flutter Treasury DAC, 5.875%, 6/4/31 (1)	245	250
Ford Motor Credit, 5.918%, 3/20/28	595	604
GLP Capital / GLP Financing II, 5.25%, 2/15/33	550	545
Hyundai Capital America, 5.40%, 1/8/31 (1)	150	155
L Brands, 6.625%, 10/1/30 (1)	125	128
Lowe's Cos, 4.25%, 4/1/52	130	100
Lowe's Cos, 5.625%, 4/15/53	90	86
Magna International, 5.875%, 6/1/35	75	78
Match Group Holdings II, 6.125%, 9/15/33 (1)	344	347
NFL, 4.78%, 10/5/30 (2)(3)	335	335
Nissan Motor, 7.50%, 7/17/30 (1)	215	225
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	115	115
PetSmart / PetSmart Finance, 7.50%, 9/15/32 (1)	250	247
Rentokil Terminix Funding, 5.00%, 4/28/30 (1)	850	863
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	580	547
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1)	315	323
Voyager Parent, 9.25%, 7/1/32 (1)	225	236
Wand NewCo 3, 7.625%, 1/30/32 (1)	140	148

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Yum! Brands, 5.375%, 4/1/32	100	100
		7,290
Consumer Non-Cyclical 2.7%
1261229 BC, 10.00%, 4/15/32 (1)	440	457
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	102	100
BAT Capital, 5.35%, 8/15/32	320	328
Bayer US Finance, 6.25%, 1/21/29 (1)(11)	2,395	2,516
Bayer US Finance II, 4.70%, 7/15/64 (1)	349	260
Bimbo Bakeries USA, 6.05%, 1/15/29 (1)	200	209
Bon Secours Mercy Health, 3.464%, 6/1/30	200	194
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	380	401
CommonSpirit Health, 2.782%, 10/1/30	48	44
Conagra Brands, 5.75%, 8/1/35	400	402
Constellation Brands, 4.80%, 5/1/30	85	86
CVS Health, 5.625%, 2/21/53	630	577
CVS Health, VR, 6.75%, 12/10/54 (10)	428	433
CVS Health, VR, 7.00%, 3/10/55 (10)	281	291
Health & Happiness H&H International Holdings, 9.125%, 7/24/28	850	886
Icon Investments Six DAC, 5.849%, 5/8/29	800	834
Icon Investments Six DAC, 6.00%, 5/8/34	800	832
Imperial Brands Finance, 5.625%, 7/1/35 (1)	530	537
Imperial Brands Finance, 6.375%, 7/1/55 (1)	300	303
IQVIA, 6.25%, 2/1/29	240	252
LifePoint Health, 10.00%, 6/1/32 (1)(11)	403	415
LifePoint Health, 11.00%, 10/15/30 (1)	495	545
Mars, 5.20%, 3/1/35 (1)	420	423
Mars, 5.65%, 5/1/45 (1)	300	295
Medline Borrower, 6.25%, 4/1/29 (1)	165	169
Newell Brands, 8.50%, 6/1/28 (1)	139	147
Opal Bidco, 6.50%, 3/31/32 (1)(11)	210	214
Paradigm Parent & Paradigm Parent Co-Issuer, 8.75%, 4/17/32 (1)	165	157
Solventum, 5.45%, 3/13/31	655	685
Solventum, 5.60%, 3/23/34	470	486
Solventum, 5.90%, 4/30/54 (11)	445	444
Star Parent, 9.00%, 10/1/30 (1)	160	170
Sutter Health, Series 2025, 5.213%, 8/15/32	125	129
Sutter Health, Series 2025, 5.537%, 8/15/35	390	405
Tenet Healthcare, 6.875%, 11/15/31	175	188
Wolfspeed, 12.875%, 6/23/30 (1)	170	181
		14,995
Energy 2.4%
Civitas Resources, 8.375%, 7/1/28 (1)	165	171
Civitas Resources, 9.625%, 6/15/33 (1)	375	396
Comstock Resources, 6.75%, 3/1/29 (1)	230	226
ConocoPhillips, 5.50%, 1/15/55	240	225

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
ConocoPhillips, 5.55%, 3/15/54	560	528
Continental Resources, 4.90%, 6/1/44	20	16
Coterra Energy, 5.40%, 2/15/35	170	170
Crescent Energy Finance, 7.375%, 1/15/33 (1)	410	399
Crescent Energy Finance, 7.625%, 4/1/32 (1)	160	159
Diamondback Energy, 5.40%, 4/18/34	425	429
Diamondback Energy, 5.75%, 4/18/54	519	483
Expand Energy, 4.75%, 2/1/32	190	184
FS Luxembourg, 8.875%, 2/12/31 (1)	400	419
Harbour Energy, 6.327%, 4/1/35 (1)	655	663
Hilcorp Energy, 8.375%, 11/1/33 (1)	425	444
Hilcorp Energy I / Hilcorp Finance, 7.25%, 2/15/35 (1)	160	156
Matador Resources, 6.25%, 4/15/33 (1)	165	166
MPLX, 5.00%, 1/15/33	330	327
MPLX, 6.20%, 9/15/55	255	247
National Fuel Gas, 5.50%, 3/15/30	236	244
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	175	178
Occidental Petroleum, 6.05%, 10/1/54	910	846
Occidental Petroleum, 6.20%, 3/15/40	366	360
Occidental Petroleum, 8.875%, 7/15/30	525	604
Permian Resources Operating, 6.25%, 2/1/33 (1)	160	162
Permian Resources Operating, 9.875%, 7/15/31 (1)	108	117
Prairie Acquiror, 3M TSFR + 4.75%, 9.00%, 8/1/29 (1)	190	197
Raizen Fuels Finance, 6.45%, 3/5/34 (1)	540	526
Range Resources, 4.75%, 2/15/30 (1)	95	93
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29	115	116
Sunoco, 7.25%, 5/1/32 (1)	140	148
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	140	144
Targa Resources, 5.55%, 8/15/35	1,220	1,230
Targa Resources Partners, 5.50%, 3/1/30	42	43
Transocean, 8.25%, 5/15/29 (1)	85	82
Transocean, 8.75%, 2/15/30 (1)	209	220
Transocean Aquila, 8.00%, 9/30/28 (1)	69	71
Venture Global LNG, VR, 9.00% (1)(10)(13)	550	545
Venture Global LNG, 9.50%, 2/1/29 (1)	245	269
Venture Global LNG, 9.875%, 2/1/32 (1)	15	16
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1)	345	359
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1)	260	272
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1)	150	164
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1)	400	445
Vital Energy, 9.75%, 10/15/30	155	161
		13,420
Industrial Other 0.1%
Albion Financing 1 / Aggreko Holdings, 7.00%, 5/21/30 (1)	200	207
Booz Allen Hamilton, 5.95%, 4/15/35 (11)	425	437
		644

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Technology 0.9%
Broadcom, 4.55%, 2/15/32	350	349
Cloud Software Group, 8.25%, 6/30/32 (1)	145	155
Cloud Software Group, 9.00%, 9/30/29 (1)	630	654
Dye & Durham, 8.625%, 4/15/29 (1)	95	99
JSC Kaspi.kz, 6.25%, 3/26/30 (1)	805	825
Marvell Technology, 5.45%, 7/15/35	600	610
McAfee, 7.375%, 2/15/30 (1)(11)	285	263
Minerva Merger, 6.50%, 2/15/30 (1)(11)	295	289
Motorola Solutions, 5.40%, 4/15/34	150	154
Neptune Bidco, 9.29%, 4/15/29 (1)	410	407
Paychex, 5.60%, 4/15/35	200	207
Sabre GLBL, 10.75%, 11/15/29 (1)(11)	95	92
Sabre GLBL, 11.125%, 7/15/30 (1)	120	117
Synopsys, 5.70%, 4/1/55	400	393
UKG, 6.875%, 2/1/31 (1)	315	325
		4,939
Transportation 0.3%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)	675	755
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (1)(11)	145	150
Heathrow Funding, 1.875%, 3/14/36 (EUR)	459	465
Heathrow Funding, 3.875%, 1/16/38 (EUR)	100	116
		1,486
Total Industrial		61,543
UTILITY 1.7%
Electric 1.4%
AES, 5.80%, 3/15/32	680	700
AES Andes, 6.25%, 3/14/32 (1)(11)	470	485
Alpha Generation, 6.75%, 10/15/32 (1)	285	293
Chile Electricity Lux Mpc II, 5.58%, 10/20/35 (1)	196	198
CHPE, 5.65%, 9/30/35 (3)	200	200
FirstEnergy, 2.25%, 9/1/30	74	66
FirstEnergy, 2.65%, 3/1/30	390	362
FirstEnergy Transmission, 5.00%, 1/15/35	150	150
Kentucky Utilities, 5.85%, 8/15/55	60	60
Louisville Gas & Electric, 5.85%, 8/15/55	60	59
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	355	357
Niagara Mohawk Power, 5.996%, 7/3/55 (1)	725	724
Pacific Gas and Electric, 3.50%, 8/1/50	213	139
Pacific Gas and Electric, 4.95%, 7/1/50	205	170
Pacific Gas and Electric, 5.90%, 10/1/54	134	125
PG&E, VR, 7.375%, 3/15/55 (10)	194	193
PSEG Power, 5.20%, 5/15/30 (1)	145	149
Public Service Co of Oklahoma, 5.45%, 1/15/36	695	703
Talen Energy Supply, 8.625%, 6/1/30 (1)	325	346

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vistra, VR, 8.00% (1)(10)(13)	419	427
Vistra, VR, 8.875% (1)(10)(13)	1,520	1,653
Vistra Operations, 5.70%, 12/30/34 (1)	16	16
Vistra Operations, 6.95%, 10/15/33 (1)	490	541
		8,116
Natural Gas 0.3%
APA Infrastructure, 5.125%, 9/16/34 (1)	115	115
APA Infrastructure, 5.75%, 9/16/44 (1)(11)	225	219
Engie, 5.625%, 4/10/34 (1)	800	829
Southern California Gas, 5.45%, 6/15/35	265	272
		1,435
Total Utility		9,551
Total Corporate Bonds (Cost $101,557)		103,770
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.0%
Owned No Guarantee 0.4%
Petroleos Mexicanos, 8.75%, 6/2/29	1,090	1,154
Petroleos Mexicanos, 10.00%, 2/7/33 (11)	1,220	1,366
		2,520
Sovereign 1.6%
Barbados Government International Bonds, 8.00%, 6/26/35 (1)	200	201
Brazilian Government International Bonds, 5.50%, 11/6/30	1,400	1,428
Bulgaria Government International Bonds, 4.125%, 5/7/38 (EUR)	710	840
Eagle Funding Luxco, 5.50%, 8/17/30 (1)	590	598
Guatemala Government Bonds, 6.25%, 8/15/36 (1)	825	847
Guatemala Government Bonds, 6.875%, 8/15/55 (1)	200	201
Ivory Coast Government International Bonds, 8.075%, 4/1/36 (1)	885	875
Montenegro Government International Bonds, 7.25%, 3/12/31	480	506
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	1,345	1,417
Romanian Government International Bonds, 5.75%, 9/16/30 (1)	990	998
Romanian Government International Bonds, 6.625%, 5/16/36 (1)	828	826
		8,737
Total Foreign Government Obligations & Municipalities (Cost $10,947)		11,257
MUNICIPAL SECURITIES 0.4%
New York 0.1%
Metropolitan Transportation Authority, 6.548%, 11/15/31	260	275
		275
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	3	3

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	2	2
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	4	3
Puerto Rico Commonwealth, Series CW, GO, Zero Coupon, 11/1/43 (14)	2,592	1,626
		1,648
Texas 0.0%
Port Beaumont Navigation District, Series B, 10.00%, 7/1/26 (1)	135	136
		136
Total Municipal Securities (Cost $2,059)		2,059
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.7%
Collateralized Mortgage Obligations 5.0%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.217%, 1/25/66 (1)	121	106
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	213	203
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	243	242
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	85	85
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	647	651
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	88
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1)	23	21
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	82	71
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	615	620
COLT Mortgage Loan Trust, Series 2025-INV2, Class A3, CMO, ARM, 5.954%, 2/25/70 (1)	539	543
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, CMO, ARM, FRN, SOFR30A + 2.95%, 7.30%, 6/25/42 (1)	398	407
Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.95%, 6.30%, 9/25/43 (1)	239	241
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.45%, 1/25/45 (1)	829	829
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.35%, 2/25/45 (1)	1,332	1,333
Connecticut Avenue Securities Trust, Series 2025-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.20%, 5.548%, 7/25/45 (1)	362	363
Cross Mortgage Trust, Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1)	215	215
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1)	2,261	2,282
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO, ARM, 5.509%, 7/25/70 (1)	367	370
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1)	43	39
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	878	875
EFMT, Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1)	93	93
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	154	155
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	275	276
EFMT, Series 2025-NQM3, Class A1, CMO, ARM, 5.494%, 8/25/70 (1)	1,376	1,384
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	139

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.298%, 2/25/45 (1)	159	159
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 5.498%, 2/25/45 (1)	687	688
GCAT Trust, Series 2025-NQM1, Class A1, CMO, ARM, 5.373%, 11/25/69 (1)	446	449
GCAT Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.529%, 6/25/70 (1)	827	835
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	391	318
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	266	267
HOMES Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.425%, 2/25/70 (1)	360	362
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.304%, 10/25/46 (1)	61	59
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.644%, 5/25/47 (1)	325	292
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 4.97%, 10/26/48 (1)	171	170
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.574%, 12/25/50 (1)	176	154
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.237%, 6/25/50 (1)	173	152
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	169	170
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	1,344	1,354
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	314	313
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	81	82
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	114	115
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	326	328
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	723	726
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.63%, 3/25/53 (1)	75	74
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	864	861
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	1,306	1,319
OBX Trust, Series 2025-NQM8, Class A1, CMO, ARM, 5.472%, 3/25/65 (1)	930	938
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, CMO, ARM, 5.49%, 11/25/44 (1)	182	184
RCKT Mortgage Trust, Series 2025-CES3, Class A1A, CMO, ARM, 5.553%, 3/25/55 (1)	1,290	1,303
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.732%, 2/25/65 (1)	578	583
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.701%, 12/25/49 (1)	408	373
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.397%, 11/25/63 (1)	235	236
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 5.042%, 7/25/65 (1)	78	80
Towd Point Mortgage Trust, Series 2024-5, Class A1B, CMO, ARM, 4.55%, 10/25/64 (1)	1,272	1,264
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO, ARM, 4.76%, 6/25/65 (1)	541	545
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO, ARM, 4.76%, 6/25/65 (1)	273	274
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1)	86	78
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	27	26
Verus Securitization Trust, Series 2022-4, Class A1, CMO, ARM, 4.474%, 4/25/67 (1)	65	64

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	65	65
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	628	631
Verus Securitization Trust, Series 2025-INV1, Class A3, CMO, ARM, 5.953%, 2/25/70 (1)	255	257
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	13	13
		27,792
Commercial Mortgage-Backed Securities 2.7%
Alen Mortgage Trust, Series 2021-ACEN, Class A, FRN, 1M TSFR + 1.26%, 5.628%, 4/15/34 (1)	140	136
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	254	270
Bank5, Series 2024-5YR10, Class AS, ARM, 5.637%, 10/15/57	1,155	1,186
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	1,270	1,311
Bank5, Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57	315	330
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	965	1,015
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	635	601
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	640	604
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	767	803
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228%, 5/15/56	255	270
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364%, 2/15/57	960	1,012
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 6.028%, 8/15/38 (1)	132	111
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, ARM, FRN, 1M TSFR + 1.64%, 6.005%, 12/15/39 (1)	101	101
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 6.004%, 5/15/41 (1)	110	111
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 6.204%, 5/15/41 (1)	110	111
BX Commercial Mortgage Trust, Series 2024-SLCT, Class B, ARM, FRN, 1M TSFR + 1.79%, 6.156%, 1/15/42 (1)	100	100
BX Commercial Mortgage Trust, Series 2024-SLCT, Class C, ARM, FRN, 1M TSFR + 2.39%, 6.755%, 1/15/42 (1)	165	164
BX Trust, Series 2025-ROIC, Class B, ARM, FRN, 1M TSFR + 1.39%, 5.757%, 3/15/30 (1)	837	833
BX Trust, Series 2025-TAIL, Class A, ARM, FRN, 1M TSFR + 1.40%, 5.763%, 6/15/35 (1)	190	190
CENT Trust, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1)	645	653
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.738%, 2/10/49	40	39
CONE Trust, Series 2024-DFW1, Class A, ARM, FRN, 1M TSFR + 1.64%, 6.005%, 8/15/41 (1)	120	120
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.09%, 1/15/49	113	112
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 4.041%, 12/15/52	145	131
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	69
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 6.304%, 5/15/37 (1)	140	140
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.95%, 1/13/40 (1)	730	758
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, ARM, FRN, 1M TSFR + 1.84%, 6.205%, 9/15/41 (1)	240	240

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1)	100	89
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	550	594
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	65
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1, ARM, 3.93%, 1/12/60 (1)	1,857	1,349
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2, ARM, 4.40%, 1/12/60 (1)	1,690	1,231
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 6.104%, 5/15/39 (1)	100	100
VNDO Trust, Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1)	105	103
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	100	100
		15,152
Residential Mortgage 0.0%
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	146	145
Total Non-U.S. Government Mortgage-Backed Securities (Cost $42,681)		43,089
PREFERRED STOCKS 0.0%
FINANCIAL INSTITUTIONS 0.0%
Insurance 0.0
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $246 (2)(3)	—	250
		250
Total Financial Institutions		250
Total Preferred Stocks (Cost $246)		250
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 18.0%
U.S. Government Agency Obligations 13.9%
Federal Home Loan Mortgage
1.50%, 4/1/41	53	45
2.00%, 3/1/42 - 4/1/52	11,446	5,699
2.50%, 10/1/36 - 4/1/52	18,505	10,861
3.00%, 1/1/33 - 6/1/52	3,735	3,302
3.50%, 10/1/47 - 6/1/52	1,653	1,515
4.00%, 11/1/37 - 10/1/52	810	770
4.50%, 11/1/52 - 10/1/53	878	846
5.00%, 11/1/52 - 12/1/54	4,267	4,216
5.50%, 8/1/53 - 2/1/55	4,117	4,164
6.00%, 2/1/53 - 6/1/55	5,284	5,429
6.50%, 9/1/54 - 1/1/55	2,150	2,234
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	909	810
2.00%, 9/1/36 - 4/1/52	23,854	13,448
2.50%, 3/1/37 - 1/1/54	9,983	4,109
3.00%, 12/1/32 - 9/1/52	3,955	3,573
3.50%, 5/1/35 - 8/1/53	4,531	4,149
4.00%, 11/1/37 - 6/1/53	4,066	3,821
4.50%, 11/1/48 - 2/1/54	2,451	2,371

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.00%, 11/1/44 - 12/1/54	1,450	1,435
5.50%, 7/1/53 - 1/1/55	2,176	2,201
6.00%, 12/1/52 - 8/1/54	1,495	1,541
6.50%, 1/1/53 - 7/1/55	1,395	1,451
UMBS, TBA, 7.00%, 9/15/54 (15)	55	58
		78,048
U.S. Government Obligations 4.1%
Government National Mortgage Assn.
2.00%, 12/20/50 - 3/20/52	6,739	4,230
2.50%, 8/20/50 - 3/20/52	12,081	4,828
3.00%, 11/20/46 - 6/20/52	3,549	3,147
3.50%, 3/20/46 - 10/20/50	1,629	1,508
4.00%, 6/20/47 - 10/20/52	2,331	2,195
4.50%, 6/20/47 - 7/20/53	1,889	1,828
5.00%, 8/20/47 - 12/20/54	1,771	1,763
5.50%, 4/20/48	30	31
6.00%, 9/20/52 - 12/20/52	463	476
Government National Mortgage Assn., TBA (15)
5.50%, 9/15/54	2,200	2,216
6.00%, 9/15/54	395	403
		22,625
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $99,883)		100,673
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 30.7%
U.S. Treasury Obligations 30.7%
U.S. Treasury Bonds, 1.125%, 5/15/40	395	246
U.S. Treasury Bonds, 1.75%, 8/15/41	190	126
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	801
U.S. Treasury Bonds, 2.375%, 2/15/42	80	58
U.S. Treasury Bonds, 3.25%, 5/15/42	130	107
U.S. Treasury Bonds, 3.625%, 2/15/53	30	24
U.S. Treasury Bonds, 3.625%, 5/15/53	640	512
U.S. Treasury Bonds, 3.875%, 2/15/43	115	102
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,790
U.S. Treasury Bonds, 4.00%, 11/15/42	155	140
U.S. Treasury Bonds, 4.00%, 11/15/52	280	240
U.S. Treasury Bonds, 4.125%, 8/15/44	25,660	23,305
U.S. Treasury Bonds, 4.25%, 2/15/54	590	528
U.S. Treasury Bonds, 4.25%, 8/15/54 (16)	14,490	12,965
U.S. Treasury Bonds, 4.50%, 2/15/44	340	326
U.S. Treasury Bonds, 4.625%, 5/15/54	425	405
U.S. Treasury Bonds, 4.625%, 11/15/44	7,600	7,373
U.S. Treasury Bonds, 4.625%, 2/15/55	13,245	12,628
U.S. Treasury Bonds, 4.75%, 11/15/43	655	649
U.S. Treasury Bonds, 4.75%, 5/15/55	1,795	1,746

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.75%, 2/15/45	13,685	13,481
U.S. Treasury Bonds, 5.00%, 5/15/45	3,405	3,462
U.S. Treasury Notes, 3.50%, 2/15/33	340	330
U.S. Treasury Notes, 3.75%, 8/31/31	4,535	4,518
U.S. Treasury Notes, 3.875%, 8/15/34	9,325	9,142
U.S. Treasury Notes, 3.875%, 4/30/30 (16)	9,925	10,010
U.S. Treasury Notes, 4.00%, 10/31/29	260	263
U.S. Treasury Notes, 4.00%, 2/15/34	3,630	3,609
U.S. Treasury Notes, 4.00%, 3/31/30	4,185	4,243
U.S. Treasury Notes, 4.00%, 2/28/30	5,955	6,039
U.S. Treasury Notes, 4.00%, 5/31/30	7,465	7,569
U.S. Treasury Notes, 4.125%, 10/31/29	515	524
U.S. Treasury Notes, 4.125%, 8/31/30	1,130	1,151
U.S. Treasury Notes, 4.125%, 8/15/53	2,505	2,194
U.S. Treasury Notes, 4.125%, 3/31/32	3,230	3,274
U.S. Treasury Notes, 4.125%, 2/29/32	10,890	11,040
U.S. Treasury Notes, 4.25%, 1/31/30	1,380	1,413
U.S. Treasury Notes, 4.375%, 11/30/28	2,340	2,395
U.S. Treasury Notes, 4.375%, 8/15/43	2,995	2,831
U.S. Treasury Notes, 4.375%, 1/31/32 (16)	10,905	11,212
U.S. Treasury Notes, 4.50%, 12/31/31	7,475	7,741
U.S. Treasury Notes, 4.625%, 2/15/35	1,380	1,427
		171,939
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $173,090)		171,939
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 4.37% (8)(17)	9,842	9,842
Total Short-Term Investments (Cost $9,842)		9,842
SECURITIES LENDING COLLATERAL 1.6%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.37% (8)(17)	9,028	9,028
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		9,028
Total Securities Lending Collateral (Cost $9,028)		9,028

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury ten year futures contracts, Put, 9/26/25 @ $112.00 (9)	137	15,413	58
U.S. Treasury two year futures contracts, Put, 9/26/25 @ $103.75 (9)	402	83,833	19
Total Exchange-Traded Options Purchased (Cost $177)			77
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan Chase	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S44, 5 Year Index, 6/20/30), Pay 1.00% Quarterly, Receive upon credit default, 10/15/25 @ 0.60%* (9)	1	138,218	87
Morgan Stanley	S&P 500 Index, Put, 9/19/24 @ $6,200.00 (9)	25	16	46
Total OTC Options Purchased (Cost $205)				133
Total Options Purchased (Cost $382)				210

Total Investments in Securities 102.8% of Net Assets (Cost $573,232)	$576,461
Other Assets Less Liabilities (2.8%)	(15,876)
Net Assets 100.0%	$560,585

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $166,647 and represents 29.7% of net assets.
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,458 and represents 0.1% of net assets.
(4)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2025, was $100 and was valued at $100 (0.0% of net assets).
(6)	All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(7)	SEC 30-day yield
(8)	Affiliated Companies
(9)	Non-income producing.
(10)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11)	All or a portion of this security is on loan at August 31, 2025.

T. ROWE PRICE TOTAL RETURN ETF

(12)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13)	Perpetual security with no stated maturity date.
(14)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(15)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,677 and represents 0.5% of net assets.
(16)	At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(17)	Seven-day yield

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CPI	Consumer Price Index
CZK	Czech Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PEN	Peruvian New Sol
PHP	Philippines Peso
PIK	Payment-in-kind
PLN	Polish Zloty
SEK	Swedish Krona

T. ROWE PRICE TOTAL RETURN ETF

SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE TOTAL RETURN ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (0.2)%
U.S. Government & Agency Mortgage-Backed Securities (0.2)%
U.S. Government Agency Obligations (0.1)%
UMBS, TBA, 3.00%, 9/15/55	(715)	(619)
U.S. Government Obligations (0.1)%
Government National Mortgage Assn., TBA, 2.50%, 9/22/55	(430)	(367)
		(986)
Total TBA Sales Commitments (Proceeds $(975))		(986)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
JP Morgan Chase	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S44, 5 Year Index, 6/20/30), Pay 1.00% Quarterly, Receive upon credit default, 10/15/25 @ 0.70%*	1	138,218	(42)
Wells Fargo	iShares iBoxx High Yield Corporate Bond ETF, Call, 9/19/25 @ $80.00	347	2,806	(31)
Wells Fargo	iShares iBoxx High Yield Corporate Bond ETF, Put, 9/19/25 @ $80.00	347	2,806	(10)
Total OTC Options Written (Premiums $(75))				(83)
Total Options Written (Premiums $(75))				(83)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Goldman Sachs, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.17, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/56	3,186	(405)	(399)	(6)
Total Return Swaps 0.0%
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid High Yield Index At Maturity, Receive Variable 4.34% (USD SOFR) Quarterly, 12/20/25	5,550	(255)	—	(255)
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Receive Variable 4.34% (USD SOFR) Quarterly, 3/20/26	5,600	45	—	45
Total Bilateral Total Return Swaps			—	(210)
Total Bilateral Swaps			(399)	(216)

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought (0.3)%
Protection Bought (Relevant Credit: Beazer Homes USA), Pay 5.00% Quarterly, Receive upon credit default, 12/20/29	946	(79)	(64)	(15)
Protection Bought (Relevant Credit: Markit CDX.NA.HY.S40), Pay 5.00% Quarterly, Receive upon credit default, 6/20/28	27,440	(2,084)	(1,115)	(969)
Protection Bought (Relevant Credit: iTraxx Europe Sub Financials S43), Pay 1.00% Quarterly, Receive upon credit default, 6/20/30 (EUR)	23,914	(46)	(100)	54
Protection Bought (Relevant Credit: Markit CDX.EM.HY.S43), Pay 1.00% Quarterly, Receive upon credit default, 6/20/30	14,029	726	793	(67)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(997)
Credit Default Swaps, Protection Sold 0.6%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S44), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30	55,163	1,302	852	450
Protection Sold (Relevant Credit: SES SA, Baa3*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30 (EUR)	1,340	(52)	(103)	51
Protection Sold (Relevant Credit: Markit CDX.NA.HY.S44), Receive 5.00% Quarterly, Pay upon credit default, 6/20/30	16,765	1,378	871	507

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Sold (Relevant Credit: iTraxx Europe Senior Financials S43), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30 (EUR)	36,048	861	884	(23)
Protection Sold (Relevant Credit: Markit CDX.EM.S43), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30	16,817	(289)	(339)	50
Total Centrally Cleared Credit Default Swaps, Protection Sold				1,035
Interest Rate Swaps (0.3)%
10 Year Interest Rate Swap, Pay Fixed 3.82% Annually, Receive Variable 4.34% (SOFR) Annually, 4/24/35	16,966	(173)	—	(173)
10 Year Interest Rate Swap, Pay Fixed 3.70% Annually, Receive Variable 4.34% (SOFR) Annually, 4/30/35	16,577	(8)	—	(8)
10 Year Interest Rate Swap, Pay Fixed 4.00% Annually, Receive Variable 4.34% (SOFR) Annually, 5/16/35	33,271	(864)	—	(864)
10 Year Interest Rate Swap, Pay Fixed 3.70% Annually, Receive Variable 4.34% (SOFR) Annually, 7/02/35	16,599	(14)	—	(14)
5 Year Interest Rate Swap, Pay Fixed 4.23% Annually, Receive Variable 4.75% (WIBOR) Semi-annual, 7/21/30 (PLN)	26,490	(19)	—	(19)
5 Year Interest Rate Swap, Pay Fixed 4.22% Annually, Receive Variable 4.75% (WIBOR) Semi-annual, 7/22/30 (PLN)	25,723	(16)	—	(16)
Total Centrally Cleared Interest Rate Swaps				(1,094)
Zero-Coupon Inflation Swaps (0.3)%
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.447% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/21/35	1,609	18	—	18
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.458% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/21/35	343	4	—	4
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.459% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/21/35	2,248	23	—	23
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.439% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/24/35	987	12	—	12
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.454% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/24/35	3,213	34	—	34
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.520% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/31/35	5,600	24	—	24
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.558% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/13/30	7,672	46	—	46

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.548% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/13/30	7,278	41	—	41
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.533% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/14/30	3,062	20	—	20
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.562% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/14/30	3,062	15	—	15
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.555% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/14/30	5,765	31	—	31
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.545% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/14/30	3,061	18	—	18
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.590% At Maturity, Receive Variable (Change in CPI) At Maturity, 8/27/35	4,982	4	—	4
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.584% At Maturity, Receive Variable (Change in CPI) At Maturity, 8/27/35	5,218	6	—	6
Total Centrally Cleared Zero-Coupon Inflation Swaps				296
Total Centrally Cleared Swaps				(760)
Net payments (receipts) of variation margin to date				$752
Variation margin receivable (payable) on centrally cleared swaps				$(8)

*	Credit ratings as of August 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	10/24/25	CAD	7,590	USD	5,532	$8
Bank of America	10/2/25	USD	3	MYR	14	—
Bank of New York Mellon	10/24/25	USD	4,142	CAD	5,620	39
Barclays Bank	10/16/25	TRY	61,465	USD	1,406	32
Barclays Bank	10/24/25	CAD	78	USD	57	—
Barclays Bank	10/24/25	CAD	69	USD	51	—
Barclays Bank	9/3/25	INR	42,223	USD	488	(9)
BNP Paribas SA	10/24/25	JPY	139,577	USD	950	5
Citibank	10/24/25	CAD	2,060	USD	1,507	(3)
Citibank	10/24/25	CAD	52	USD	38	—
Citibank	10/24/25	CAD	77	USD	56	—
Citibank	9/2/25	EGP	6,175	USD	124	3
Citibank	11/21/25	USD	827	EUR	705	(2)
Citibank	9/2/25	USD	127	EGP	6,175	—
Deutsche Bank	9/11/25	USD	929	EGP	52,190	(142)
Deutsche Bank	9/11/25	USD	1,020	EGP	53,480	(78)
Deutsche Bank	9/11/25	EGP	70,985	USD	1,400	57
Deutsche Bank	9/3/25	USD	625	BRL	3,443	(10)
Deutsche Bank	12/2/25	BRL	6,885	USD	1,224	19
Deutsche Bank	9/3/25	USD	627	BRL	3,443	(8)
Deutsche Bank	12/2/25	BRL	3,442	USD	614	7
Deutsche Bank	12/2/25	BRL	3,442	USD	618	3
Deutsche Bank	9/3/25	USD	1,264	BRL	6,885	(6)
Deutsche Bank	10/2/25	USD	487	THB	15,765	(1)
Deutsche Bank	9/3/25	THB	15,765	USD	486	1
Deutsche Bank	10/10/25	USD	1,307	CNH	9,281	—
Deutsche Bank	9/3/25	CNH	9,281	USD	1,303	—
Deutsche Bank	9/3/25	BRL	6,885	USD	1,269	1
Deutsche Bank	9/3/25	BRL	3,442	USD	634	1
Deutsche Bank	9/3/25	BRL	3,442	USD	634	1
Goldman Sachs	9/3/25	BRL	6,170	USD	1,095	43
Goldman Sachs	9/3/25	USD	527	KRW	725,114	5
Goldman Sachs	9/3/25	USD	480	BRL	2,604	—
Goldman Sachs	10/2/25	BRL	2,604	USD	477	(1)
Goldman Sachs	10/24/25	JPY	416,870	USD	2,847	6
Goldman Sachs	10/2/25	PEN	246	USD	69	—
Goldman Sachs	10/2/25	CLP	18,555	USD	19	—
Goldman Sachs	10/2/25	COP	144,387	USD	36	—
Goldman Sachs	9/3/25	USD	1,137	BRL	6,170	(1)
Goldman Sachs	9/3/25	BRL	2,604	USD	480	—
HSBC Bank	9/3/25	COP	1,112,343	USD	267	10
HSBC Bank	11/7/25	CLP	261,662	USD	268	3
HSBC Bank	11/7/25	CLP	265,627	USD	272	3
HSBC Bank	11/7/25	CLP	265,627	USD	271	3
HSBC Bank	9/3/25	USD	277	COP	1,112,343	—
JPMorgan Chase	9/3/25	BRL	7,600	USD	1,373	29
JPMorgan Chase	9/3/25	TWD	6,147	USD	209	(8)
JPMorgan Chase	9/3/25	USD	20	PEN	72	—
JPMorgan Chase	9/3/25	MYR	8	USD	2	—
JPMorgan Chase	9/3/25	USD	832	SGD	1,074	(5)
JPMorgan Chase	9/3/25	USD	288	MYR	1,216	—
JPMorgan Chase	9/3/25	USD	45	MYR	192	—
JPMorgan Chase	10/2/25	EGP	116	USD	2	—
JPMorgan Chase	10/2/25	USD	99	TWD	3,021	—
JPMorgan Chase	9/3/25	TWD	3,021	USD	99	—
JPMorgan Chase	9/3/25	IDR	3,168,184	USD	194	(2)
JPMorgan Chase	10/2/25	USD	194	IDR	3,168,184	1

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
JPMorgan Chase	9/3/25	USD	1,401	BRL	7,600	$(1)
JPMorgan Chase	9/3/25	PEN	72	USD	20	—
Morgan Stanley	9/3/25	SGD	1,075	USD	838	—
Morgan Stanley	10/2/25	USD	840	SGD	1,075	—
Nomura International	10/24/25	USD	5,693	JPY	833,740	(12)
Royal Bank of Canada	9/3/25	USD	195	IDR	3,191,504	2
Royal Bank of Canada	10/2/25	USD	604	KRW	841,412	(2)
Royal Bank of Canada	9/3/25	KRW	841,412	USD	603	2
Royal Bank of Canada	10/24/25	JPY	416,870	USD	2,856	(3)
Societe Generale SA	9/3/25	USD	270	CLP	260,670	—
Societe Generale SA	9/3/25	USD	326	CHF	261	—
Societe Generale SA	9/3/25	CLP	260,670	USD	270	—
Standard Chartered	9/11/25	EGP	105,670	USD	1,936	232
Standard Chartered	9/3/25	USD	634	MYR	2,670	2
Standard Chartered	9/3/25	USD	119	PHP	6,810	—
Standard Chartered	9/3/25	MYR	1,939	USD	459	—
Standard Chartered	11/21/25	USD	6,015	EUR	5,124	(9)
Standard Chartered	9/3/25	MYR	2,131	USD	506	(2)
Standard Chartered	10/2/25	USD	507	MYR	2,131	2
Standard Chartered	9/3/25	USD	315	INR	27,681	2
Standard Chartered	10/3/25	INR	27,681	USD	315	(2)
Standard Chartered	9/3/25	PHP	10,344	USD	181	—
Standard Chartered	10/2/25	USD	181	PHP	10,344	—
State Street	10/24/25	USD	202	CAD	276	—
State Street	10/24/25	USD	950	JPY	139,577	(6)
State Street	9/3/25	INR	199	USD	2	—
State Street	9/3/25	BRL	10	USD	2	—
State Street	9/3/25	THB	39	USD	1	—
State Street	9/3/25	USD	46	TWD	1,361	1
State Street	9/3/25	USD	80	KRW	111,369	—
State Street	9/3/25	USD	14	COP	59,759	(1)
State Street	9/3/25	USD	3	CLP	3,347	—
State Street	9/2/25	USD	37	CAD	51	—
State Street	9/3/25	USD	125	JPY	18,576	(1)
State Street	9/3/25	AUD	19	USD	12	—
State Street	9/2/25	USD	1	EUR	1	—
State Street	9/3/25	NZD	294	USD	174	(1)
State Street	9/3/25	ZAR	2,439	USD	135	3
State Street	9/3/25	GBP	223	USD	295	6
State Street	9/3/25	TRY	10,162	USD	243	4
State Street	9/3/25	USD	6	NOK	64	—
State Street	9/3/25	PLN	358	USD	96	2
State Street	9/3/25	USD	122	ILS	412	(2)
State Street	9/3/25	USD	2	SEK	23	—
State Street	9/3/25	HUF	96,292	USD	275	9
State Street	9/3/25	USD	153	CZK	3,297	(4)
State Street	9/3/25	MXN	6,444	USD	342	4
State Street	9/3/25	USD	3	ILS	10	—
State Street	9/3/25	USD	6	CNH	41	—
State Street	9/2/25	USD	1	CAD	2	—
State Street	9/3/25	USD	2	CZK	51	—
State Street	9/3/25	USD	4	THB	144	—
State Street	9/3/25	USD	4	CHF	3	—
State Street	9/3/25	TRY	361	USD	9	—
State Street	9/3/25	USD	62	PHP	3,599	(1)
State Street	9/3/25	GBP	3	USD	5	—
State Street	9/3/25	ZAR	35	USD	2	—
State Street	9/3/25	USD	87	TWD	2,612	2
State Street	9/3/25	USD	5	KRW	7,478	—
State Street	9/3/25	USD	25	JPY	3,634	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	9/3/25	USD	2	IDR	34,677	$—
State Street	9/3/25	NZD	5	USD	3	—
State Street	9/3/25	USD	138	PLN	512	(2)
State Street	9/3/25	MXN	110	USD	6	—
State Street	9/3/25	USD	1	HUF	411	—
State Street	9/3/25	USD	5	SGD	6	—
State Street	9/3/25	INR	745	USD	8	—
State Street	9/3/25	USD	4	BRL	23	—
State Street	9/3/25	PEN	297	USD	83	1
State Street	9/3/25	USD	66	COP	269,658	(1)
State Street	9/3/25	USD	30	CLP	29,341	—
State Street	9/3/25	USD	3	GBP	2	—
State Street	9/3/25	CZK	31	USD	1	—
State Street	9/3/25	USD	1	CHF	1	—
State Street	9/3/25	THB	84	USD	3	—
State Street	9/3/25	USD	2	ZAR	32	—
State Street	9/3/25	MXN	788	USD	42	—
State Street	9/3/25	USD	4	HUF	1,287	—
State Street	9/3/25	SGD	2	USD	1	—
State Street	9/3/25	USD	48	TWD	1,426	1
State Street	9/3/25	USD	7	BRL	37	—
State Street	9/3/25	USD	2	TRY	65	—
State Street	9/3/25	USD	175	INR	15,318	1
State Street	9/3/25	COP	132,388	USD	33	—
State Street	9/3/25	IDR	30,987	USD	2	—
State Street	9/3/25	PHP	65	USD	1	—
State Street	11/21/25	EUR	146	USD	172	—
State Street	11/21/25	EUR	118	USD	138	—
State Street	9/3/25	USD	2	THB	51	—
State Street	9/3/25	USD	1	ZAR	21	—
State Street	9/3/25	COP	80,268	USD	20	—
State Street	9/3/25	USD	3	GBP	2	—
State Street	9/3/25	CZK	22	USD	1	—
State Street	9/3/25	CHF	2	USD	2	—
State Street	9/3/25	CNH	15	USD	2	—
State Street	9/3/25	USD	3	HUF	858	—
State Street	9/3/25	ILS	6	USD	2	—
State Street	9/3/25	SGD	4	USD	3	—
State Street	9/3/25	USD	125	TWD	3,769	2
State Street	9/3/25	MXN	53	USD	3	—
State Street	9/3/25	USD	5	BRL	26	—
State Street	9/3/25	USD	1	TRY	43	—
State Street	9/3/25	IDR	27,010	USD	2	—
State Street	9/2/25	USD	1	EGP	53	—
State Street	9/3/25	USD	2	INR	168	—
State Street	9/3/25	KRW	2,549	USD	2	—
State Street	10/2/25	USD	305	CLP	293,358	1
State Street	10/2/25	PEN	225	USD	64	—
State Street	9/3/25	CLP	293,358	USD	305	(1)
State Street	9/3/25	USD	248	COP	995,582	—
State Street	9/3/25	USD	64	PEN	225	—
State Street	10/2/25	COP	995,582	USD	247	—
State Street	9/3/25	USD	3	MXN	63	—
State Street	10/16/25	USD	7	ILS	22	—
State Street	10/2/25	USD	1	CZK	20	—
State Street	10/10/25	USD	2	CNH	12	—
State Street	10/2/25	USD	5	SGD	6	—
State Street	10/2/25	GBP	2	USD	2	—
State Street	10/3/25	INR	268	USD	3	—
State Street	10/2/25	USD	2	IDR	36,653	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	10/2/25	USD	42	TWD	1,284	$—
State Street	10/2/25	HUF	779	USD	2	—
State Street	10/2/25	USD	2	THB	51	—
State Street	10/2/25	USD	4	KRW	5,099	—
State Street	10/2/25	COP	89,594	USD	22	—
State Street	10/2/25	CLP	21,341	USD	22	—
State Street	10/2/25	BRL	79	USD	14	—
State Street	10/2/25	NZD	3	USD	2	—
State Street	9/2/25	EUR	1	USD	1	—
State Street	10/2/25	USD	1	EUR	1	—
State Street	10/1/25	USD	38	CAD	52	—
State Street	10/2/25	BRL	5	USD	1	—
State Street	10/2/25	ZAR	312	USD	18	—
State Street	10/2/25	NOK	626	USD	62	—
State Street	10/2/25	USD	2	SGD	2	—
State Street	10/2/25	MXN	175	USD	9	—
State Street	10/2/25	HUF	439	USD	1	—
State Street	10/2/25	TRY	321	USD	8	—
State Street	10/2/25	AUD	6	USD	4	—
State Street	9/3/25	USD	275	HUF	93,736	(2)
State Street	10/2/25	USD	156	CZK	3,295	(1)
State Street	9/3/25	CZK	3,295	USD	156	1
State Street	9/3/25	PLN	154	USD	42	—
State Street	9/3/25	ILS	416	USD	125	—
State Street	10/2/25	HUF	93,736	USD	275	2
State Street	9/3/25	USD	253	TRY	10,415	—
State Street	10/3/25	USD	125	ILS	416	—
State Street	10/2/25	TRY	10,415	USD	246	—
State Street	10/2/25	USD	42	PLN	154	—
State Street	10/2/25	USD	6	NOK	64	—
State Street	9/3/25	NOK	64	USD	6	—
State Street	9/3/25	SEK	23	USD	2	—
State Street	10/2/25	USD	330	CHF	263	—
State Street	9/3/25	USD	300	GBP	222	—
State Street	10/2/25	USD	2	SEK	23	—
State Street	9/3/25	CHF	263	USD	329	—
State Street	10/2/25	GBP	222	USD	300	—
State Street	10/2/25	MXN	7,332	USD	392	(1)
State Street	9/3/25	USD	394	MXN	7,332	1
State Street	10/2/25	USD	2	KRW	2,135	—
State Street	10/10/25	CNH	12	USD	2	—
State Street	10/2/25	AUD	19	USD	12	—
State Street	10/2/25	PHP	564	USD	10	—
State Street	10/2/25	NZD	298	USD	176	—
State Street	10/2/25	USD	152	JPY	22,210	—
State Street	10/2/25	USD	2	IDR	26,045	—
State Street	10/2/25	USD	16	TWD	486	—
State Street	10/3/25	ILS	4	USD	1	—
State Street	10/2/25	ZAR	2,421	USD	136	1
Toronto-Dominion Bank	9/5/25	COP	3,407,600	USD	843	5
Toronto-Dominion Bank	10/24/25	USD	5,538	CAD	7,640	(39)
UBS	10/17/25	MXN	15,620	USD	823	10
UBS	10/24/25	USD	19	NZD	31	—
UBS	10/24/25	NZD	31	USD	19	—
UBS	12/5/25	COP	383,355	USD	94	—
UBS	9/5/25	USD	95	COP	383,355	—
UBS	9/5/25	USD	211	COP	851,900	(1)
UBS	12/5/25	COP	851,900	USD	209	1
UBS	12/5/25	COP	760,321	USD	187	—
UBS	9/5/25	USD	189	COP	760,321	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
UBS	12/5/25	COP	1,412,024	USD	345	$3
UBS	9/5/25	USD	349	COP	1,412,024	(3)
UBS	9/2/25	USD	126	EGP	6,122	—
UBS	10/2/25	EGP	6,122	USD	124	—
UBS	9/2/25	EGP	6,122	USD	126	—
Wells Fargo	9/3/25	USD	487	THB	15,693	2
Wells Fargo	9/3/25	BRL	1,340	USD	240	7
Wells Fargo	9/3/25	BRL	1,340	USD	240	7
Wells Fargo	9/3/25	USD	1,289	CNH	9,255	(11)
Wells Fargo	9/3/25	USD	247	BRL	1,340	—
Wells Fargo	9/3/25	USD	247	BRL	1,340	—
Net unrealized gain (loss) on open forward currency exchange contracts						$214

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 8 Euro BOBL contracts	09/25	(1,075)	$7
Short, 51 Euro BTP contracts	09/25	(7,176)	1
Short, 6 Euro BUND contracts	09/25	(904)	(2)
Long, 1 Euro BUXL thirty year bond contracts	09/25	134	(1)
Long, 2 Euro OAT contracts	09/25	286	(2)
Short, 22 Euro SCHATZ contracts	09/25	(2,693)	9
Long, 9 Mini ten year JGB contracts	09/25	852	(4)
Long, 11 E-mini S&P 500 contracts	09/25	357	(1)
Short, 22 Government of Canada five year bond contracts	12/25	(1,809)	(5)
Long, 9 Government of Canada ten year bond contracts	12/25	779	3
Short, 23 U.S. Treasury Notes ten year contracts	12/25	(2,576)	(12)
Short, 141 Ultra U.S. Treasury Bond contracts	12/25	(16,511)	76
Long, 921 Ultra U.S. Treasury Notes ten year contracts	12/25	104,967	402
Long, 71 Long Gilt ten year contracts	12/25	8,642	(22)
Long, 174 U.S. Treasury Notes five year contracts	12/25	19,015	33
Long, 375 U.S. Treasury Notes two year contracts	12/25	78,106	96
Net payments (receipts) of variation margin to date			2
Variation margin receivable (payable) on open futures contracts			$580

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Institutional Floating Rate Fund - Z Class	$—	$12	$109
T. Rowe Price Government Reserve Fund	—	—	90++
Totals	$—#	$12	$199+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 8/31/25
T. Rowe Price Institutional Floating Rate Fund - Z Class	$5,600	112	—	$5,724
T. Rowe Price Government Reserve Fund	18,333	¤	¤	18,870
	Total			$24,594^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $199 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $24,616.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Total Return ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE TOTAL RETURN ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$329,251	$—	$329,251
Corporate Bonds	—	103,435	335	103,770
Asset-Backed Securities	—	82,497	273	82,770
Bank Loans	—	34,535	516	35,051
Bond Funds	5,724	—	—	5,724
Convertible Preferred Stocks	—	165	400	565
Preferred Stocks	—	—	250	250
Short-Term Investments	9,842	—	—	9,842
Securities Lending Collateral	9,028	—	—	9,028
Options Purchased	77	133	—	210
Total Securities	24,671	550,016	1,774	576,461
Swaps*	—	1,453	—	1,453
Forward Currency Exchange Contracts	—	599	—	599
Futures Contracts*	627	—	—	627
Total	$25,298	$552,068	$1,774	$579,140
Liabilities
TBA Sale Commitments	$—	$986	$—	$986
Options Written	—	83	—	83
Swaps*	—	2,828	—	2,828
Forward Currency Exchange Contracts	—	385	—	385
Futures Contracts*	49	—	—	49
Total	$49	$4,282	$—	$4,331

[1]	Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF988-054Q1
08/25